COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11  -  COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company purchased the building that serves as it corporate headquarters in May, 2014.  Previously, the Company leased this building under a six months term lease with an option to buy at the end of the term.  During the lease term, the Company was required to make a monthly lease payment of $3,000 per month. Rent expense amounted to $15,180 and $0 during the six month periods ended June 30, 2014 and 2013.

Executive Compensation

On June 30, 2013, the Company officer agreed to forgive his deferred and accrued salary amounted to $128,456 that was entitled to him under the employment agreement for the period from January to June 2013 and was subsequently included into additional paid in capital because he was a shareholder.

On July 1, 2013, the Company's former President and CEO, David Jones, agreed to adjust his total compensation to $1.00 per year and will not receive any other benefits or other forms of compensation which shall be paid by the Company. On February 2014 the Company executed a new Employment Agreement with David Jones, at an annual Salary of $60,000 per year and to include all benefits as offered to any other employee at the time.

 In February 2014 the Company hired Thomas Szoke and Douglas Solomon to join the company as acting Chief Technology Officer and Chief Operating Officer respectively, at an annual rate of $60,000 per year to include all benefits as offered to any other employee at the time.

Legal Matters

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting the Company from selling one or more products or engaging in other activities. The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on the Company's results of operations for that period or future periods. The Company is not presently a party to any pending or threatened legal proceedings.

12. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its building under a six months term lease with an option to buy at the end of the term (see Note 3). During the lease term, the Company is required to make a monthly lease payment of $3,000 per month. Rent expense amounted to $62,084 and $8,680 during the years ended December 31, 2013 and 2012, respectively.

Executive Compensation

On October 1, 2011, an employment agreement was executed with a Company officer for a base salary of $210,000 per year. The officer is also entitled to an annual bonus which is based on performance and attaining certain operational milestones.

On June 30, 2013, the Company officer agreed to forgive his deferred and accrued salary amounted to $128,456 that was entitled to him under the employment agreement for the period from January to June 2013 (see Note 6) and was subsequently included into additional paid in capital because he was a shareholder.

On July 1, 2013, the Company officer agreed to adjust his total compensation to $1.00 per year and will not receive no other benefits or other forms of compensation which shall be paid by the Company.